Fair Value Disclosures of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Carrying amounts and fair values of financial instruments
Restricted cash	$ 391,963	$ 695,388	$ 414,807
Carrying Amount of Asset (Liability)
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	3,647,232	3,722,975	2,389,816
Notes receivable	23,059	23,181	9,489
Debt financing (including subordinated debt)	(24,134,368)	(24,342,787)	(24,384,272)
Derivative assets		54	198
Derivative liabilities	(16,718)	(20,933)	(31,756)
Guarantees	(45,951)	(49,268)	(21,164)
Estimated Fair Value, Level 1
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	59,663	605,410	1,565,480
Debt financing (including subordinated debt)	(19,094,456)	(18,822,645)	(18,382,511)
Estimated Fair Value, Level 2
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	3,587,569	3,117,565	824,336
Notes receivable	23,042	23,175	8,713
Debt financing (including subordinated debt)	(7,044,917)	(7,160,408)	(5,845,534)
Derivative assets		54	198
Derivative liabilities	(16,718)	(20,933)	(31,756)
Restricted cash	392,000	695,400	414,800
Estimated Fair Value, Level 3
Carrying amounts and fair values of financial instruments
Guarantees	(48,694)	(51,947)	(34,103)
Estimated Fair Value, Total
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	3,647,232	3,722,975	2,389,816
Notes receivable	23,042	23,175	8,713
Debt financing (including subordinated debt)	(26,139,373)	(25,983,053)	(24,228,045)
Derivative assets		54	198
Derivative liabilities	(16,718)	(20,933)	(31,756)
Guarantees	$ (48,694)	$ (51,947)	$ (34,103)